NOTES PAYABLE RELATED PARTY (Details Narrative) - USD ($)									1 Months Ended
	Aug. 01, 2022	Jan. 05, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Feb. 18, 2022	Dec. 28, 2021	Nov. 30, 2020	Jul. 27, 2020	Feb. 29, 2020	Jun. 30, 2019	Feb. 19, 2019
Statement [Line Items]
Fixed rate									$ 0.54
Interest Rate		8.00%	3.75%	8.00%	8.00%	8.00%	8.00%	1.00%	12.00%		6.00%	9.00%		8.00%
Maturity Date		Apr. 05, 2021	Aug. 15, 2022	Sep. 11, 2020	Sep. 08, 2020	Jun. 30, 2020	Sep. 05, 2020	Aug. 15, 2022	Jan. 31, 2025			Aug. 15, 2022		Jun. 30, 2020
Promissory Note Issued To Related Party		$ 20,331	$ 150,000					$ 310,000			$ 203,000	$ 300,000
Promissory Note [Member]
Statement [Line Items]
Interest Rate					8.00%								8.00%	8.00%	8.00%
Maturity Date					Sep. 08, 2020									Mar. 30, 2020	Feb. 19, 2020
Balance due					$ 0
Promissory Note Issued To Related Party					$ 10,000
Promissory Note 1 [Member]
Statement [Line Items]
Interest Rate															8.00%
Maturity Date															Feb. 19, 2020
Promissory Note Issued To Related Party															$ 17,000
Promissory Note 2 [Member]
Statement [Line Items]
Interest Rate														8.00%
Maturity Date														Mar. 30, 2020
Promissory Note Issued To Related Party														$ 14,500
Promissory Note 3 [Member]
Statement [Line Items]
Interest Rate				8.00%
Maturity Date				Sep. 11, 2020
Balance due				$ 0
Promissory Note Issued To Related Party				$ 10,000
Promissory Note 4 [Member]
Statement [Line Items]
Interest Rate													8.00%
Promissory Note Issued To Related Party													$ 60,000
Promissory Note 5 [Member]
Statement [Line Items]
Interest Rate														8.00%
Maturity Date														Jun. 30, 2020
Promissory Note Issued To Related Party														$ 9,300
Promissory Note 6 [Member]
Statement [Line Items]
Interest Rate										12.00%
Maturity Date										Dec. 28, 2022
Promissory Note Issued To Related Party										$ 150,000
Promissory Note 7 [Member]
Statement [Line Items]
Interest Rate	12.00%
Maturity Date	Jul. 31, 2024
Promissory Note Issued To Related Party	$ 75,000
Increase in the amount of promissory note	$ 115,000